UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Global Utilities Fund

The fund's portfolio
11/30/10 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Electric utilities (68.5%)
AES Corp. (The) (NON)	734,948	$7,944,788
AGL Energy, Ltd. (Australia)	372,818	5,495,674
Alliant Energy Corp.	122,234	4,438,317
Ameren Corp.	424,759	12,199,078
American Electric Power Co., Inc.	266,150	9,474,940
CMS Energy Corp. (S)	459,990	8,266,020
E.ON AG (Germany)	442,855	12,734,913
Edison International	222,045	8,202,342
Endesa SA (Spain)	141,678	3,189,466
Entergy Corp.	104,807	7,466,451
Exelon Corp.	67,752	2,667,396
Fortum OYJ (Finland)	513,698	13,585,924
Great Plains Energy, Inc.	197,100	3,675,915
Hong Kong Electric Holdings, Ltd. (Hong Kong)	880,500	5,660,750
ITC Holdings Corp.	41,900	2,537,045
Kansai Electric Power, Inc. (Japan)	182,900	4,400,412
Kyushu Electric Power Co., Inc. (Japan)	172,100	3,819,494
National Grid PLC (United Kingdom)	652,117	5,767,537
Northeast Utilities	90,005	2,799,156
NV Energy, Inc.	337,525	4,620,717
Pepco Holdings, Inc.	108,500	1,990,975
PG&E Corp.	302,056	14,175,488
Pinnacle West Capital Corp.	133,024	5,376,830
PPL Corp.	320,584	8,146,039
Terna SPA (Italy) (S)	834,282	3,426,890
Tokyo Electric Power Co. (Japan)	867,600	20,219,140
Wisconsin Energy Corp.	78,378	4,719,923
XCEL Energy, Inc.	87,900	2,065,650
		189,067,270

Electronics (0.6%)
Elster Group SE ADR (Germany) (NON)	98,734	1,562,959
		1,562,959

Natural gas utilities (20.7%)
Centrica PLC (United Kingdom)	2,878,718	13,765,609
GDF Suez (France)	285,867	9,501,646
Sempra Energy	151,243	7,575,762
Snam Rete Gas SpA (Italy)	1,796,186	8,552,170
Tokyo Gas Co., Ltd. (Japan)	3,137,000	13,680,420
UGI Corp.	134,500	3,990,615
		57,066,222

Oil and gas (1.0%)
Questar Corp.	169,100	2,808,751
		2,808,751

Power producers (3.4%)
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	1,028,000	4,581,832
International Power PLC (United Kingdom)	752,392	4,774,065
		9,355,897

Transportation services (1.9%)
Deutsche Post AG (Germany)	200,210	3,215,295
TNT NV (Netherlands)	79,618	1,904,227
		5,119,522

Water Utilities (1.8%)
American Water Works Co., Inc.	74,468	1,825,211
Northumbrian Water Group PLC (United Kingdom)	211,060	1,084,517
Severn Trent PLC (United Kingdom)	49,236	1,108,581
United Utilities Group PLC (United Kingdom)	117,748	1,093,655
		5,111,964

Total common stocks (cost $237,487,182)		$270,092,585

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	20,446	$1,259,269
PPL Corp. $4.75 cv. pfd.	52,239	2,826,130

Total convertible preferred stocks (cost $3,984,314)		$4,085,399

SHORT-TERM INVESTMENTS (3.1%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.26%,
December 16, 2010 (SEGSF)	$90,000	$89,990
U.S. Treasury Bills for an effective yield of 0.24%,
October 20, 2011	122,000	121,780
U.S. Treasury Bills for effective yields from 0.23% to

0.24%, July 28, 2011 (SEGSF)	770,000	768,699
U.S. Treasury Bills for an effective yield of 0.21%,
June 2, 2011 (SEGSF)	379,000	378,481
Putnam Cash Collateral Pool, LLC 0.23% (d)	5,280,850	5,280,850
Putnam Money Market Liquidity Fund 0.19% (e)	1,888,531	1,888,531
SSgA Prime Money Market Fund 0.15% (i, P)	110,000	110,000

Total short-term investments (cost $8,638,503)		$8,638,331

TOTAL INVESTMENTS

Total investments (cost $250,109,999) (b)		$282,816,315

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $80,874,253) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	12/15/10	$807,276	$828,200	$20,924
	British Pound	Sell	12/15/10	1,575,485	1,573,626	(1,859)
	Euro	Sell	12/15/10	1,101,284	1,173,951	72,667

Barclays Bank PLC
	British Pound	Buy	12/15/10	52,937	54,449	(1,512)
	Euro	Buy	12/15/10	1,681,974	1,793,430	(111,456)

Citibank, N.A.
	British Pound	Sell	12/15/10	1,826,778	1,878,770	51,992
	Euro	Buy	12/15/10	8,951,019	9,543,465	(592,446)
	Hong Kong Dollar	Sell	12/15/10	1,867,010	1,869,796	2,786

Credit Suisse AG
	British Pound	Buy	12/15/10	4,107,097	4,222,671	(115,574)
	Euro	Buy	12/15/10	8,231,398	8,777,608	(546,210)
	Japanese Yen	Sell	12/15/10	386,853	400,911	14,058

Deutsche Bank AG
	Euro	Sell	12/15/10	1,250,619	1,333,096	82,477

Goldman Sachs International
	Australian Dollar	Sell	12/15/10	1,379,752	1,416,405	36,653
	Euro	Buy	12/15/10	1,188,049	1,266,491	(78,442)
	Japanese Yen	Sell	12/15/10	2,957,880	3,065,310	107,430

HSBC Bank USA, National Association
	Australian Dollar	Buy	12/15/10	735,465	754,941	(19,476)
	British Pound	Buy	12/15/10	1,078,816	1,109,541	(30,725)
	Euro	Sell	12/15/10	2,077,167	2,214,857	137,690
	Hong Kong Dollar	Buy	12/15/10	3,479,389	3,485,170	(5,781)

JPMorgan Chase Bank, N.A.
	British Pound	Buy	12/15/10	1,106,685	1,138,538	(31,853)
	Canadian Dollar	Buy	12/15/10	3,767,531	3,805,970	(38,439)
	Euro	Sell	12/15/10	2,558,344	2,727,125	168,781
	Hong Kong Dollar	Sell	12/15/10	88,483	88,638	155
	Japanese Yen	Sell	12/15/10	381,462	395,397	13,935

Royal Bank of Scotland PLC (The)
	British Pound	Sell	12/15/10	4,818,471	4,958,798	140,327
	Euro	Buy	12/15/10	608,399	648,574	(40,175)
	Japanese Yen	Sell	12/15/10	812,770	842,378	29,608

State Street Bank and Trust Co.
	Australian Dollar	Sell	12/15/10	1,920,205	1,970,409	50,204
	Euro	Sell	12/15/10	2,113,330	2,252,882	139,552

UBS AG
	British Pound	Buy	12/15/10	2,262,570	2,326,980	(64,410)
	Euro	Buy	12/15/10	9,117,264	9,693,026	(575,762)

Westpac Banking Corp.
	British Pound	Buy	12/15/10	1,534,848	1,578,246	(43,398)
	Euro	Buy	12/15/10	953,379	1,016,188	(62,809)
	Japanese Yen	Buy	12/15/10	667,170	668,416	(1,246)

Total						$(1,292,334)

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $275,780,998.

(b) The aggregate identified cost on a tax basis is $251,438,994, resulting in gross unrealized appreciation and depreciation of $46,702,973 and $15,325,652, respectively, or net unrealized appreciation of $31,377,321.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,043,220. The fund received cash collateral of $5,280,850 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,038 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,210,896 and $21,688,383, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $2,018,900 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	48.4%
Japan	15.2
United Kingdom	9.9
Germany	6.3
Finland	4.9
Italy	4.3
Hong Kong	3.7
France	3.4
Australia	2.0
Spain	1.2
Netherlands	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,045,987 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,237,419.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Energy	$2,808,751	$--	$--

Technology	1,562,959	--	--

Transportation	5,119,522	--	--

Utilities and power	202,743,631	57,857,722	--

Total common stocks	212,234,863	57,857,722	--

Convertible preferred stocks	--	4,085,399	--

Short-term investments	1,998,531	6,639,800	--

Totals by level	$214,233,394	$68,582,921	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(1,292,334)	$--

Totals by level	$--	$(1,292,334)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,069,239	$2,361,573

Total	$1,069,239	$2,361,573

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011